Intangible Assets - Summary of Intangible Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balance	$ 133,667,311
Balance	163,092,606	$ 133,667,311
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance	156,167,746	94,949,290
Additions through business combinations (note 4)	59,798,340	61,218,456
Impairment	(6,653,015)
Balance	209,313,071	156,167,746
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance	22,500,435	7,642,023
Amortization expense	23,720,030	14,858,412
Balance	46,220,465	22,500,435
Professional services agreements [member]
Disclosure of detailed information about intangible assets [line items]
Balance	133,635,377
Balance	163,057,425	133,635,377
Professional services agreements [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance	155,635,148	94,416,692
Additions through business combinations (note 4)	59,798,340	61,218,456
Impairment	(6,653,015)
Balance	208,780,473	155,635,148
Professional services agreements [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance	21,999,771	7,175,823
Amortization expense	23,723,277	14,823,948
Balance	45,723,048	21,999,771
Patents [member]
Disclosure of detailed information about intangible assets [line items]
Balance	31,934
Balance	35,181	31,934
Patents [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance	532,598	532,598
Balance	532,598	532,598
Patents [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance	500,664	466,200
Amortization expense	(3,247)	34,464
Balance	$ 497,417	$ 500,664